CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS (DEFICIT) /EQUITY ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Ordinary Shares CNY (¥) shares	Ordinary Shares USD ($) shares	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Accumulated Other Comprehensive Income CNY (¥)	Accumulated Other Comprehensive Income USD ($)	Accumulated Deficit CNY (¥)	Accumulated Deficit USD ($)	Noncontrolling Interests CNY (¥)	Noncontrolling Interests USD ($)
Balances at Dec. 31, 2016	¥ (15,304,673)		¥ 23		¥ 325,730		¥ 359,370		¥ (15,989,796)
Balances (in shares) at Dec. 31, 2016 | shares			342,548,237	342,548,237
Net loss attributable to iQIYI, Inc.	(3,736,932)								(3,736,932)
Other comprehensive income (loss)	(266,244)						(266,244)
Extinguishment and reissuance of Series B preferred shares	(363,279)								(363,279)
Accretion of redeemable convertible preferred shares	5,073,140								5,073,140
Issuance of a subsidiary’s equity to noncontrolling interest holders	45,500				41,680						¥ 3,820
Accretion of a redeemable noncontrolling interest	0
Share-based compensation	233,424				233,424
Balances at Dec. 31, 2017	(14,319,064)		¥ 23		600,834		93,126		(15,016,867)		3,820
Balances (in shares) at Dec. 31, 2017 | shares			342,548,237	342,548,237
Cumulative effect of adopting ASC 606	916,147								916,147
Net loss attributable to iQIYI, Inc.	(9,061,231)								(9,109,776)		48,545
Issuance of ordinary shares upon IPO and underwriters’ partial exercise of over-allotment option, net of issuance costs	14,836,310		¥ 58		14,836,252
Issuance of ordinary shares upon IPO and underwriters’ partial exercise of over-allotment option, net of issuance costs (in shares) | shares			942,525,675	942,525,675
Conversion of all outstanding redeemable convertible preferred shares to ordinary shares	22,900,654		¥ 234		22,900,420
Conversion of all outstanding redeemable convertible preferred shares to ordinary shares (in shares) | shares			3,728,823,500	3,728,823,500
Issuance of Class B ordinary shares pursuant to business cooperation agreement with Baidu	609,344		¥ 4		609,340
Issuance of Class B ordinary shares pursuant to business cooperation agreement with Baidu (in shares) | shares			36,860,691	36,860,691
Capital contribution from parent company pursuant to the traffic acquisition service contract termination (Note 9)	104,200				104,200
Equity component of convertible senior notes, net of issuance costs	361,571				361,571
Purchase of capped call	(464,825)				(464,825)
Exercise of share-based awards	71,001		¥ 2		70,999
Exercise of share-based awards (in shares) | shares			25,059,198	25,059,198
Other comprehensive income (loss)	1,786,864						1,786,820				44
Extinguishment and reissuance of Series B preferred shares	0
Accretion of redeemable convertible preferred shares	(298,990)								(298,990)
Issuance of a subsidiary’s equity to noncontrolling interest holders	19,500				15,989						3,511
Contingent consideration classified as equity pursuant to the business combination	75,159				75,159
Acquisition of noncontrolling interests pursuant to the business combinations	62,712										62,712
Accretion of a redeemable noncontrolling interest	0
Share-based compensation	556,211				556,211
Balances at Dec. 31, 2018	18,155,563		¥ 321		39,666,150		1,879,946		(23,509,486)		118,632
Balances (in shares) at Dec. 31, 2018 | shares			5,075,817,301	5,075,817,301
Net loss attributable to iQIYI, Inc.	(10,276,739)								(10,323,329)		46,590
Equity component of convertible senior notes, net of issuance costs	987,691				987,691
Purchase of capped call	(567,140)				(567,140)
Exercise of share-based awards	151,157		¥ 4		151,153
Exercise of share-based awards (in shares) | shares			59,699,220	59,699,220
Other comprehensive income (loss)	228,677	$ 32,847					226,772				1,905
Extinguishment and reissuance of Series B preferred shares	0	0
Issuance of a subsidiary’s equity to noncontrolling interest holders	6,750										6,750
Acquisition of noncontrolling interests in subsidiaries	(65,000)				(44,066)						(20,934)
Accretion of a redeemable noncontrolling interest	(1,542)	(222)							(1,542)
Dividends declared of a subsidiary to noncontrolling interests	(90,547)										(90,547)
Deemed disposal of a subsidiary’s shares					20,020						(20,020)
Share-based compensation	1,084,520				1,084,520
Balances at Dec. 31, 2019	¥ 9,613,390	$ 1,380,877	¥ 325	$ 46	¥ 41,298,328	$ 5,932,134	¥ 2,106,718	$ 302,611	¥ (33,834,357)	$ (4,860,001)	¥ 42,376	$ 6,087
Balances (in shares) at Dec. 31, 2019 | shares			5,135,516,521	5,135,516,521